ADMINISTRATIVE AND GENERAL EXPENSES: (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
ADMINISTRATIVE AND GENERAL EXPENSES
General and administrative expenses	$ 4,216	$ 1,883	$ 3,735	$ 2,612
Salaries and related expenses
ADMINISTRATIVE AND GENERAL EXPENSES
General and administrative expenses			1,618	1,020
Depreciation and overheads
ADMINISTRATIVE AND GENERAL EXPENSES
General and administrative expenses			2,087	1,555
Other expenses
ADMINISTRATIVE AND GENERAL EXPENSES
General and administrative expenses			$ 50	$ 37